CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) $ in Thousands			12 Months Ended
	Mar. 08, 2024	Jun. 22, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total revenue from fees, net			$ 772,814	$ 685,414	$ 445,866
Reverse share split		0.0054
Subsequent Event
Reverse share split	0.0833
Related Party
Total revenue from fees, net			$ 622,260	$ 653,471	$ 445,866